Retirement Plans (Accumulated Benefit Obligations In Excess Of Plan Assets) (Details) - USD ($) $ in Millions	May. 31, 2015	May. 25, 2014
Compensation and Retirement Disclosure [Abstract]
Accumulated benefit obligation for all defined benefit plans	$ 288.4	$ 283.3
Pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	288.4	283.3
Fair value of plan assets	236.6	243.9
Projected benefit obligations for all plans with projected benefit obligations in excess of plan assets	$ 288.4	$ 283.9